Details of Significant Accounts - Capital surplus, reconciliation of capital surplus (Details) $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($)
Share Repurchase Plan:
Shares retired	$ 1,634
Increase (decrease) through treasury share transactions, equity	(51,064)
Shares repurchased
Share Repurchase Plan:
Shares repurchased	(1,064)
Shares retired	0
Shares Surrender
Share Repurchase Plan:
Increase (decrease) through treasury share transactions, equity	0
Tender Offer
Share Repurchase Plan:
Increase (decrease) through treasury share transactions, equity	(50,000)
Capital stock
Share Repurchase Plan:
Shares retired	0
Increase (decrease) through treasury share transactions, equity	(1,634)
Capital stock | Shares repurchased
Share Repurchase Plan:
Shares repurchased	0
Shares retired	(19)
Capital stock | Shares Surrender
Share Repurchase Plan:
Increase (decrease) through treasury share transactions, equity	(2)
Capital stock | Tender Offer
Share Repurchase Plan:
Increase (decrease) through treasury share transactions, equity	(1,613)
Additional paid-in capital [member]
Share Repurchase Plan:
Increase (decrease) through treasury share transactions, equity	(76,475)
Additional paid-in capital [member] | Shares repurchased
Share Repurchase Plan:
Shares repurchased	0
Shares retired	(893)
Additional paid-in capital [member] | Shares Surrender
Share Repurchase Plan:
Increase (decrease) through treasury share transactions, equity	2
Additional paid-in capital [member] | Tender Offer
Share Repurchase Plan:
Increase (decrease) through treasury share transactions, equity	(75,584)
Other | Shares repurchased
Share Repurchase Plan:
Shares repurchased	0
Shares retired	38
Other | Shares Surrender
Share Repurchase Plan:
Increase (decrease) through treasury share transactions, equity	0
Other | Tender Offer
Share Repurchase Plan:
Increase (decrease) through treasury share transactions, equity	27,197
Treasury shares | Shares repurchased
Share Repurchase Plan:
Shares repurchased	(1,064)
Shares retired	874
Treasury shares | Shares Surrender
Share Repurchase Plan:
Increase (decrease) through treasury share transactions, equity	0
Treasury shares | Tender Offer
Share Repurchase Plan:
Increase (decrease) through treasury share transactions, equity	0
Additional paid-in capital [member]
Share Repurchase Plan:
Increase (decrease) through treasury share transactions, equity	(76,475)
Other
Share Repurchase Plan:
Increase (decrease) through treasury share transactions, equity	27,235
Treasury shares
Share Repurchase Plan:
Increase (decrease) through treasury share transactions, equity	$ (190)